Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Jun. 16, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2014